Reconciliation to Form 5500 - Reconciliation of Financial Statements (Details) - EBP 003 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net Assets Available for Benefits	$ 4,805,037,142	$ 4,390,182,136
Adjustment from contract value to fair value (wrapper value) for fully benefit-responsive investment contracts	(13,204,687)	(25,444,575)
Participant loans treated as deemed distributions, including accrued interest	(1,025,415)	(932,024)
Total assets per Form 5500, at fair value	4,790,807,040	4,363,805,537
Benefit claims payable liability	(319,753)	(171,720)
Net assets per Form 5500	$ 4,790,487,287	$ 4,363,633,817